Consolidated Statements of Changes in Equity - CAD ($)	Share capital	Warrants	Contributed surplus	Deficit	Total
Balance at Dec. 31, 2023	$ 148,519,136	$ 3,517,867	$ 18,786,306	$ (142,576,802)	$ 28,246,507
Balance (in shares) at Dec. 31, 2023	65,352,279
Issuance of common shares	$ 21,355,588				21,355,588
Issuance of common shares (in shares)	9,703,125
Share issuance costs	$ (2,651,229)				(2,651,229)
Fair value of expired warrants		$ (3,517,867)	3,517,867
Restricted share units exercised	$ 3,436,775		(3,436,775)
Restricted share units exercised (in shares)	2,378,588
Stock options exercised	$ 177,510				177,510
Stock options exercised (in shares)	175,000
Fair value of stock options exercised	$ 99,263		(99,263)
Share-based compensation (note 11)			14,277,406		14,277,406
Performance share units exercised	$ 8,398,378		(8,398,378)
Performance share units exercised (in shares)	5,000,000
Net loss and comprehensive loss for the year				(36,677,299)	(36,677,299)
Balance at Dec. 31, 2024	$ 179,335,421		24,647,163	(179,254,101)	24,728,483
Balance (in shares) at Dec. 31, 2024	82,608,992
Issuance of common shares	$ 16,037,974				16,037,974
Issuance of common shares (in shares)	11,425,000
Share issuance costs	$ (477,028)				(477,028)
Fair value of warrants	(3,089,610)				(3,089,610)
Restricted share units exercised	$ 651,211		(651,211)
Restricted share units exercised (in shares)	425,119
Stock options exercised	$ 34,260				34,260
Stock options exercised (in shares)	25,000
Fair value of stock options exercised	$ 22,033		(22,033)
Share-based compensation (note 11)			14,462,513		14,462,513
Performance share units exercised	$ 9,352,188		(9,352,188)
Performance share units exercised (in shares)	5,772,898
Net loss and comprehensive loss for the year				(33,818,874)	(33,818,874)
Balance at Dec. 31, 2025	$ 201,866,449		$ 29,084,244	$ (213,072,975)	$ 17,877,718
Balance (in shares) at Dec. 31, 2025	100,257,009